Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2065 Fund
December 31, 2024
AFF65-NPRT3-0325
1.9895825.105
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	120,423	1,163,290
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,237	90,190
Fidelity Series Emerging Markets Debt Fund (b)	126,379	998,396
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	33,585	287,150
Fidelity Series Floating Rate High Income Fund (b)	20,914	188,226
Fidelity Series High Income Fund (b)	122,137	1,051,603
Fidelity Series International Credit Fund (b)	596	4,918
Fidelity Series International Developed Markets Bond Index Fund (b)	209,391	1,817,518
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,303,495	6,921,559
Fidelity Series Real Estate Income Fund (b)	19,248	189,016
TOTAL BOND FUNDS (Cost $13,880,716)		12,711,866

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	974,966	15,511,717
Fidelity Advisor Series Growth Opportunities Fund (b)	658,526	10,898,603
Fidelity Advisor Series Small Cap Fund (b)	286,610	3,212,897
Fidelity Series All-Sector Equity Fund (b)	560,293	7,014,874
Fidelity Series Commodity Strategy Fund (b)	4,491	386,928
Fidelity Series Intrinsic Opportunities Fund (b)	81,776	869,281
Fidelity Series Large Cap Stock Fund (b)	909,212	20,866,416
Fidelity Series Large Cap Value Index Fund (b)	126,206	2,058,418
Fidelity Series Opportunistic Insights Fund (b)	552,260	13,359,177
Fidelity Series Small Cap Core Fund (b)	52,519	641,259
Fidelity Series Small Cap Discovery Fund (b)	81,050	881,819
Fidelity Series Small Cap Opportunities Fund (b)	288,450	4,220,028
Fidelity Series Stock Selector Large Cap Value Fund (b)	887,834	12,163,320
Fidelity Series Value Discovery Fund (b)	805,954	12,492,280
TOTAL DOMESTIC EQUITY FUNDS (Cost $93,269,659)		104,577,017

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	360,118	5,646,652
Fidelity Series Emerging Markets Fund (b)	533,406	4,629,963
Fidelity Series Emerging Markets Opportunities Fund (b)	1,036,771	18,993,647
Fidelity Series International Growth Fund (b)	826,742	14,410,120
Fidelity Series International Small Cap Fund (b)	162,913	2,639,192
Fidelity Series International Value Fund (b)	1,216,273	14,497,968
Fidelity Series Overseas Fund (b)	1,072,918	14,420,022
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,688,320)		75,237,564

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52	40,000	40,000
US Treasury Bills 0% 1/30/2025 (d)	4.45	160,000	159,474
US Treasury Bills 0% 1/9/2025 (d)	4.58	20,000	19,984
US Treasury Bills 0% 2/27/2025 (d)	4.44 to 4.45	210,000	208,621
US Treasury Bills 0% 2/6/2025 (d)	4.48	20,000	19,918
US Treasury Bills 0% 3/27/2025 (d)	4.28	60,000	59,413
US Treasury Bills 0% 3/6/2025 (d)	4.39	20,000	19,853
TOTAL U.S. TREASURY OBLIGATIONS (Cost $527,104)			527,263

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $111,107)	4.36	111,085	111,107

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $179,476,906)	193,164,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	89,586
NET ASSETS - 100.0%	193,254,403

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	13	Mar 2025	1,473,875	(48,741)	(48,741)
ICE MSCI Emerging Markets Index Contracts (United States)	54	Mar 2025	2,899,260	(100,301)	(100,301)

TOTAL EQUITY CONTRACTS					(149,042)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	32	Mar 2025	3,480,000	(28,859)	(28,859)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	Mar 2025	4,439,906	(136,332)	(136,332)

TOTAL INTEREST RATE CONTRACTS					(165,191)

TOTAL PURCHASED					(314,233)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Mar 2025	3,561,450	105,971	105,971

TOTAL FUTURES CONTRACTS					(208,262)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $515,263.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	137,360	2,893,551	2,919,808	9,087	4	-	111,107	111,085	0.0%
Total	137,360	2,893,551	2,919,808	9,087	4	-	111,107	111,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	12,475,606	7,883,947	3,042,020	3,511,637	60,530	(1,866,346)	15,511,717	974,966
Fidelity Advisor Series Growth Opportunities Fund	8,794,319	4,043,905	3,011,771	918,937	225,352	846,798	10,898,603	658,526
Fidelity Advisor Series Small Cap Fund	4,302,001	1,298,027	1,876,983	747,563	7,488	(517,636)	3,212,897	286,610
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	76,440	1,397,038	305,255	22,931	225	(5,158)	1,163,290	120,423
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	79,484	25,659	12,045	3,024	(7)	(2,901)	90,190	12,237
Fidelity Series All-Sector Equity Fund	4,133,161	3,596,765	917,079	452,333	72,905	129,122	7,014,874	560,293
Fidelity Series Canada Fund	4,544,876	1,774,779	774,283	166,117	79,767	21,513	5,646,652	360,118
Fidelity Series Commodity Strategy Fund	1,076,932	576,086	1,200,257	45,154	(178,132)	112,299	386,928	4,491
Fidelity Series Emerging Markets Debt Fund	823,149	301,613	130,503	38,658	3,982	155	998,396	126,379
Fidelity Series Emerging Markets Debt Local Currency Fund	260,851	76,437	35,424	13,055	326	(15,040)	287,150	33,585
Fidelity Series Emerging Markets Fund	4,279,094	1,327,809	906,186	127,393	31,916	(102,670)	4,629,963	533,406
Fidelity Series Emerging Markets Opportunities Fund	17,254,900	5,355,266	4,021,648	383,251	173,818	231,311	18,993,647	1,036,771
Fidelity Series Floating Rate High Income Fund	156,047	57,150	24,121	11,880	480	(1,330)	188,226	20,914
Fidelity Series Government Money Market Fund	2,778	204,196	206,974	2,181	-	-	-	-
Fidelity Series High Income Fund	840,178	351,724	156,036	48,260	171	15,566	1,051,603	122,137
Fidelity Series International Credit Fund	4,854	232	217	233	10	39	4,918	596
Fidelity Series International Developed Markets Bond Index Fund	-	1,962,064	101,192	30,285	(23)	(43,331)	1,817,518	209,391
Fidelity Series International Growth Fund	12,911,751	4,758,418	2,311,310	587,468	183,598	(1,132,337)	14,410,120	826,742
Fidelity Series International Small Cap Fund	2,421,831	900,445	478,852	248,622	28,943	(233,175)	2,639,192	162,913
Fidelity Series International Value Fund	13,013,069	4,492,698	2,168,864	644,645	188,750	(1,027,685)	14,497,968	1,216,273
Fidelity Series Intrinsic Opportunities Fund	-	887,691	-	2,573	-	(18,410)	869,281	81,776
Fidelity Series Investment Grade Bond Fund	-	294,854	296,183	833	1,329	-	-	-
Fidelity Series Large Cap Stock Fund	16,750,864	6,519,169	3,286,494	1,536,393	301,208	581,669	20,866,416	909,212
Fidelity Series Large Cap Value Index Fund	1,648,903	744,756	373,679	59,440	36,450	1,988	2,058,418	126,206
Fidelity Series Long-Term Treasury Bond Index Fund	7,811,615	2,239,016	2,713,492	197,524	(35,573)	(380,007)	6,921,559	1,303,495
Fidelity Series Opportunistic Insights Fund	9,889,480	4,975,671	2,292,758	838,298	138,876	647,908	13,359,177	552,260
Fidelity Series Overseas Fund	12,945,845	4,250,407	2,073,878	316,655	166,183	(868,535)	14,420,022	1,072,918
Fidelity Series Real Estate Income Fund	156,340	54,582	24,114	9,310	947	1,261	189,016	19,248
Fidelity Series Small Cap Core Fund	480,294	448,292	300,128	9,800	3,394	9,407	641,259	52,519
Fidelity Series Small Cap Discovery Fund	-	904,303	-	2,440	-	(22,484)	881,819	81,050
Fidelity Series Small Cap Opportunities Fund	5,447,071	1,964,887	2,977,072	522,000	80,857	(295,715)	4,220,028	288,450
Fidelity Series Stock Selector Large Cap Value Fund	9,755,589	5,058,038	2,403,207	1,111,683	242,667	(489,767)	12,163,320	887,834
Fidelity Series Value Discovery Fund	9,984,352	5,184,438	2,455,961	482,114	234,831	(455,380)	12,492,280	805,954
	162,321,674	73,910,362	40,877,986	13,092,690	2,051,268	(4,878,871)	192,526,447	13,447,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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